Cover Page	Sep. 22, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	ProPetro Holding Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38035
Entity Tax Identification Number	26-3685382
City Area Code	432
Local Phone Number	688-0012
Entity Address, Address Line One	One Marienfeld Place
Entity Address, Address Line Two	110 N. Marienfeld Street
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PUMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001680247
Amendment Flag	false